BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Oct. 08, 2013 Note receivable	Dec. 31, 2013 Note receivable	Dec. 31, 2012 Note receivable	Dec. 31, 2011 Note receivable item	Oct. 08, 2013 First mortgage secured by hotel located near Los Angeles Airport	Dec. 31, 2013 First mortgage secured by hotel located near Los Angeles Airport	Dec. 31, 2012 First mortgage secured by hotel located near Los Angeles Airport	Dec. 31, 2011 First mortgage secured by hotel located near Los Angeles Airport	Aug. 09, 2012 First mortgage secured by hotel located near Los Angeles Airport	Mar. 31, 2012 First mortgage secured by condominium project located in Manhattan, New York	Dec. 31, 2012 First mortgage secured by condominium project located in Manhattan, New York
Note Receivable
Variable rate basis									LIBOR
Interest rate margin (as a percent)									2.35%
LIBOR floor (as a percent)					4.75%
Interest rate during period (as a percent)								7.10%		7.10%
Discount received from note acquisition												$ 6,015,000
Amortization of discount on note receivable	810,000	1,388,000							0	810,000	1,388,000
Amount of funds held as escrow by the receiver collected													8,409,000	8,409,000
Number of mortgage notes							2
Interest income and fees, inclusive of discount amortization					316,000	3,034,000	5,929,000
Amount of interest receivable									265,000	506,000
Impairments of notes receivable				0		0	0
Deferred rent receivable and charges
Deferred rent receivable	39,062,000		49,543,000
Deferred loan costs, gross	5,353,000		5,748,000
Deferred loan costs, accumulated amortization	2,836,000		3,620,000
Deferred leasing costs, gross	44,296,000		55,826,000
Deferred leasing costs, accumulated amortization	$ 13,083,000		$ 19,891,000